Notes Related to the Consolidated Statement of Income (Loss) - Summary of Personal Expenses - General and Administrative Expenses (Detail) - General and Administrative Expense [member] - EUR (€)
€ in Thousands
	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of employee benefits expense [line items]
Wages and salaries	€ 2,332	€ 1,725
Share-based payments (employees and executives)	262	474
Social security expenses	739	883
Total personnel expenses	€ 3,333	€ 3,083